UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
Laudus Institutional Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

Laudus Institutional Trust
Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

92.8%		Common Stock	376,889,546	387,840,238
3.8%		Preferred Stock	22,293,556	15,807,226
3.8%		Other Investment Company	15,741,187	15,741,187

100.4%		Total Investments	414,924,289	419,388,651
(0	.4)%	Other Assets and Liabilities, Net		(1,739,104)

100.0%		Net Assets		417,649,547

	Number	Value
Security	of Shares	($)

Common Stock 92.8% of net assets

Brazil 7.3%

Energy 0.0%
Petroleo Brasileiro S.A. ADR	8,200	128,248

Materials 0.5%
Vale S.A. ADR	168,100	2,223,963

Software & Services 1.1%
Cielo S.A.	220,200	4,534,555

Transportation 3.7%
CCR S.A.	1,104,800	9,000,407
EcoRodovias Infraestrutura e Logistica S.A.	941,500	6,451,374

		15,451,781

Utilities 2.0%
CPFL Energia S.A. ADR	449,700	8,184,540

		30,523,087

Chile 2.3%

Utilities 2.3%
Enersis S.A. ADR	578,200	9,742,670

China 16.1%

Capital Goods 1.8%
Beijing Enterprises Holdings Ltd.	781,500	7,397,587

Energy 1.3%
China Shenhua Energy Co., Ltd., Class H	1,877,000	5,422,246

Health Care Equipment & Services 2.3%
Mindray Medical International Ltd. ADR	301,600	9,500,400

Household & Personal Products 1.7%
Hengan International Group Co., Ltd.	697,000	7,339,810

Retailing 2.4%
Belle International Holdings Ltd.	9,138,456	10,140,914

Telecommunication Services 3.5%
China Mobile Ltd.	1,499,500	14,564,251

Utilities 3.1%
China Resources Power Holdings Co., Ltd.	4,540,000	12,909,462

		67,274,670

India 8.1%

Banks 2.5%
Axis Bank Ltd.	191,372	6,108,735
Housing Development Finance Corp., Ltd.	267,411	4,414,954

		10,523,689

Capital Goods 1.0%
Larsen & Toubro Ltd.	143,809	4,072,374

Energy 2.1%
Cairn India Ltd.	1,439,832	8,738,447

Software & Services 2.5%
Infosys Ltd.	94,913	5,120,310
Infosys Ltd. ADR	97,800	5,258,706

		10,379,016

		33,713,526

Indonesia 4.0%

Banks 2.8%
PT Bank Mandiri (Persero) Tbk	7,125,300	5,835,878
PT Bank Rakyat Indonesia (Persero) Tbk	6,649,000	5,793,345

		11,629,223

Utilities 1.2%
PT Perusahaan Gas Negara (Persero) Tbk	11,236,000	5,280,756

		16,909,979

Kazakhstan 1.2%

Energy 1.2%
KazMunaiGas Exploration Production JSC GDR	310,139	4,952,920

Malaysia 4.9%

Banks 2.9%
AMMB Holdings Berhad	5,402,200	11,981,100

Consumer Services 1.5%
Genting Malaysia Berhad	4,646,000	6,077,647

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.5%
Tenaga Nasional Berhad	597,100	2,268,394

		20,327,141

Mexico 7.5%

Banks 1.9%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	594,600	7,896,288

Real Estate 4.0%
Fibra Uno Administracion S.A. de C.V.	4,806,100	16,770,505

Telecommunication Services 1.6%
America Movil S.A.B. de C.V., Series L ADR	326,600	6,776,950

		31,443,743

Peru 1.8%

Banks 1.8%
Credicorp Ltd.	49,295	7,663,894

Philippines 2.8%

Telecommunication Services 2.8%
Philippine Long Distance Telephone Co. ADR	172,800	11,643,264

Republic of Korea 7.3%

Automobiles & Components 3.5%
Hyundai Mobis	52,213	14,663,646

Semiconductors & Semiconductor Equipment 3.8%
Samsung Electronics Co., Ltd.	12,071	15,764,106

		30,427,752

Russia 4.6%

Banks 2.0%
Sberbank of Russia ADR	835,389	8,495,906

Energy 2.6%
Gazprom OAO ADR	1,223,540	10,663,151

		19,159,057

South Africa 4.7%

Capital Goods 1.9%
Bidvest Group Ltd.	294,238	7,819,807

Food, Beverage & Tobacco 2.2%
SABMiller plc	159,505	9,248,961

Retailing 0.6%
Woolworths Holdings Ltd.	348,147	2,559,137

		19,627,905

Taiwan 7.2%

Semiconductors & Semiconductor Equipment 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,975,224	16,821,332

Technology Hardware & Equipment 1.0%
Asustek Computer, Inc.	392,000	4,380,965

Telecommunication Services 2.2%
Taiwan Mobile Co., Ltd.	2,938,000	9,091,767

		30,294,064

Thailand 2.9%

Energy 2.9%
PTT PCL	1,234,900	12,099,775

Turkey 4.5%

Energy 2.5%
Tupras-Turkiye Petrol Rafinerileri A/S	452,188	10,549,659

Telecommunication Services 2.0%
Turk Telekomunikasyon A/S	2,830,540	8,179,328

		18,728,987

United Kingdom 3.1%

Food, Beverage & Tobacco 3.1%
Unilever plc	282,926	12,824,884

United States 2.5%

Consumer Services 2.5%
Yum! Brands, Inc.	129,100	10,482,920

Total Common Stock
(Cost $376,889,546)		387,840,238

Preferred Stock 3.8% of net assets

Brazil 3.8%

Energy 1.6%
Petroleo Brasileiro S.A.	836,600	6,546,646

Materials 2.2%
Vale S.A. ADR	778,200	9,260,580

Total Preferred Stock
(Cost $22,293,556)		15,807,226

Other Investment Company 3.8% of net assets

United States 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	15,741,187	15,741,187

Total Other Investment Company
(Cost $15,741,187)		15,741,187

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $418,585,848 and the unrealized appreciation and depreciation

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

were $28,638,571 and ($27,835,768), respectively, with a net unrealized appreciation of $802,803.

At 06/30/14, the values of certain foreign securities held by the fund aggregating $235,369,802 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$149,140,712	$—	$149,140,712
Brazil[1]	30,523,087	—	—	30,523,087
Chile[1]	9,742,670	—	—	9,742,670
China[1]	—	57,774,270	—	57,774,270
Health Care Equipment & Services	9,500,400	—	—	9,500,400
India[1]	—	23,334,510	—	23,334,510
Software & Services	5,258,706	5,120,310	—	10,379,016
Kazakhstan[1]	4,952,920	—	—	4,952,920
Mexico[1]	31,443,743	—	—	31,443,743
Peru[1]	7,663,894	—	—	7,663,894
Philippines[1]	11,643,264	—	—	11,643,264
Russia[1]	19,159,057	—	—	19,159,057
Thailand[1]	12,099,775	—	—	12,099,775
United States[1]	10,482,920	—	—	10,482,920
Preferred Stock
Brazil[1]	15,807,226	—	—	15,807,226
Other Investment Company[1]	15,741,187	—	—	15,741,187

Total	$184,018,849	$235,369,802	$—	$419,388,651

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

REG60670JUN14-00

Laudus Institutional Trust
Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.2%	Common Stock	21,213,338	26,887,053
0.3%	Other Investment Company	94,243	94,243

99.5%	Total Investments	21,307,581	26,981,296
0.5%	Other Assets and Liabilities, Net		127,597

100.0%	Net Assets		27,108,893

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Australia 2.6%

Insurance 2.6%
AMP Ltd.	72,367	361,752
QBE Insurance Group Ltd.	33,603	344,171

		705,923

China 1.3%

Telecommunication Services 1.3%
China Mobile Ltd.	36,500	354,515

France 11.5%

Capital Goods 2.6%
Compagnie de Saint-Gobain	12,392	699,184

Energy 3.0%
Total S.A.	11,217	811,546

Food & Staples Retailing 0.3%
Carrefour S.A.	2,300	84,811

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Sanofi	8,027	853,186

Telecommunication Services 2.5%
Orange S.A.	42,228	668,144

		3,116,871

Germany 8.2%

Automobiles & Components 1.5%
Daimler AG - Reg’d	4,201	392,435

Software & Services 1.9%
SAP AG	6,737	519,117

Telecommunication Services 3.1%
Deutsche Telekom AG - Reg’d	48,213	845,608

Utilities 1.7%
RWE AG	10,958	469,968

		2,227,128

Israel 3.3%

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Teva Pharmaceutical Industries Ltd. ADR	16,800	880,656

Italy 3.2%

Energy 3.2%
Eni S.p.A.	31,547	862,800

Japan 16.5%

Food & Staples Retailing 2.1%
Seven & i Holdings Co., Ltd.	13,700	577,452

Household & Personal Products 3.3%
Kao Corp.	22,800	897,950

Insurance 2.5%
Tokio Marine Holdings, Inc.	20,400	671,440

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Takeda Pharmaceutical Co., Ltd.	16,300	756,528

Semiconductors & Semiconductor Equipment 1.4%
Tokyo Electron Ltd.	5,300	361,218

Technology Hardware & Equipment 2.8%
Canon, Inc.	23,300	761,490

Telecommunication Services 1.6%
NTT DOCOMO, Inc.	25,800	440,426

		4,466,504

Netherlands 4.7%

Food & Staples Retailing 2.9%
Koninklijke Ahold N.V.	41,963	786,852

Media 1.8%
Reed Elsevier N.V.	21,589	495,753

		1,282,605

Singapore 4.1%

Banks 2.0%
United Overseas Bank Ltd.	30,093	544,164

Telecommunication Services 2.1%
Singapore Telecommunications Ltd.	186,000	574,869

		1,119,033

Spain 8.7%

Banks 2.2%
Banco Santander S.A.	56,497	590,351

 1

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 3.0%
Telefonica S.A.	48,139	826,443

Utilities 3.5%
Iberdrola S.A.	124,275	950,646

		2,367,440

Switzerland 12.7%

Capital Goods 3.3%
ABB Ltd. - Reg’d *	38,336	882,124

Food, Beverage & Tobacco 3.2%
Nestle S.A. - Reg’d	11,145	863,592

Insurance 2.9%
Zurich Insurance Group AG *	2,618	788,505

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Novartis AG - Reg’d	9,903	896,799

		3,431,020

Taiwan 1.9%

Semiconductors & Semiconductor Equipment 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	118,839	502,872

United Kingdom 20.5%

Energy 6.8%
BP plc	98,007	863,042
Royal Dutch Shell plc, Class A	23,586	973,868

		1,836,910

Food & Staples Retailing 3.1%
Tesco plc	175,676	853,818

Food, Beverage & Tobacco 3.3%
Unilever plc	19,750	895,257

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
GlaxoSmithKline plc	30,577	814,118

Telecommunication Services 1.3%
Vodafone Group plc	102,105	341,263

Utilities 3.0%
National Grid plc	57,535	828,320

		5,569,686

Total Common Stock
(Cost $21,213,338)		26,887,053

Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	94,243	94,243

Total Other Investment Company
(Cost $94,243)		94,243

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $21,868,381 and the unrealized appreciation and depreciation were $5,545,803 and ($432,888), respectively, with a net unrealized appreciation of $5,112,915.

At 06/30/14, the values of certain foreign securities held by the fund aggregating $26,006,397 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 06/30/14:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Depreciation
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contract

07/31/2014	State Street Bank London	USD	624,821	AUD	664,000	(11,664)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts (“forwards”): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

 3

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$26,006,397	$—	$26,006,397
Israel[1]	880,656	—	—	880,656
Other Investment Company[1]	94,243	—	—	94,243

Total	$974,899	$26,006,397	$—	$26,981,296

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contract[2]	$—	($11,664)	$—	($11,664)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $842,874 from Level 1 to Level 2 for the period ended June 30, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period

The fund invested in forward foreign currency exchange contracts during the period ended June 30, 2014. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60672JUN14-00

4

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Laudus Institutional Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer
Date: August 12, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer
Date: August 12, 2014

By:	/s/ George Pereira
George Pereira
Chief Financial Officer
Date: August 12, 2014